Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Total pension costs (CHF million)
Service costs on benefit obligation	95	95	89	190	177
Interest costs on benefit obligation	128	128	136	256	274
Expected return on plan assets	(196)	(194)	(206)	(390)	(415)
Amortization of recognized prior service cost/(credit)	(13)	(14)	3	(27)	7
Amortization of recognized actuarial losses/(gains)	58	57	36	115	73
Net periodic pension costs	72	72	58	144	116
Curtailment losses/(gains)	(4)	(15)	0	(19)	1
Special termination benefits	0	6	0	6	0
Total pension costs	68	63	58	131	117
Contributions previously expected to be made by the company by the end of the current fiscal year				639
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				404